March 5, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

     Re:      Transamerica IDEX Mutual Funds (formerly IDEX Mutual Funds)

                TA IDEX Protected Principal Stock)

                1933 Act File No.: 33-2659

      Filer CIK No. 0000787623

Dear Sir/Madam:

On behalf of TA IDEX Protected Principal Stock of Transamerica IDEX Mutual Funds (the “Fund”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information (SAI) for the Fund dated March 1, 2004, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Prospectus and SAI contained in the Form N1-A registration statement for the Fund (Post-Effective Amendment No. 56) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on March 1, 2004 via EDGAR (Accession Number 0000950144-04-001830.)

Sincerely,
/s/ John K. Carter
John K. Carter, Esq. Senior Vice President, Secretary And General Counsel